CASH	12 Months Ended
Dec. 31, 2021
CASH
Cash

NOTE 5 – CASH

As of December 31, 2021, the Company held cash in bank in the amount of $616,593 which consists of the following:

	December 31, 2021	December 31, 2020
Bank Deposits-China	$303,065	4,593,943
Bank Deposits-Singapore	313,528	46,660
	616,593	4,640,603